Property and Equipment, Net - Summary of Property and Equipment Consisted (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Abstract]
Recognized impairment loss	¥ 67,931	$ 9,714	¥ 0	¥ 0